Land Use Rights, Net - Schedule of Land Use Rights, Stated at Cost less Accumulated Amortization (Details) - Land Use Rights [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Land Use Rights, Net [Line Items]
Land use rights - cost	$ 13,943,307	$ 9,737,032
Less:
Accumulated amortization	(825,287)	(539,054)
Land use rights, net	$ 13,118,020	$ 9,197,978